Unaudited Condensed Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Dividends, per share (in dollars per share)	$ 1.3	$ 1.2